Analysis of Net Debt - Reconciliation of Opening to Closing Net Debt (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Beginning Balance		€ (6,984)	€ (5,796)	€ (5,297)
Effect of adopting IFRS 16		(1,954)
Debt, including lease liabilities, in acquired companies (note 32)		(73)	(74)	(12)
Debt, including lease liabilities, in disposed companies		415
Increase in interest-bearing loans and borrowings		(91)	(1,434)	(1,010)
Net increase in lease liabilities under IFRS 16	[1]	(163)
Net cash flow arising from derivative financial instruments		36	(6)	(169)
Repayment of interest-bearing loans, borrowings and finance leases	[2]	572	246	343
Repayment of lease liabilities under IFRS 16	[1]	317
Mark-to-market adjustment		25	2	9
Translation adjustment on financing activities		(214)	(133)	654
Increase in liabilities from financing activities		(1,130)	(1,399)	(185)
Translation adjustment on cash and cash equivalents		27	17	(161)
Increase/(decrease) in cash and cash equivalents		1,382	194	(153)
Ending balance		€ (6,705)	€ (6,984)	€ (5,796)

[1]	All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.
[2]	Interest-bearing loans and borrowings in 2018 include finance leases previously capitalised under IAS 17.